Acquired intangible assets, net	12 Months Ended
Dec. 31, 2014
Acquired intangible assets, net

8. Acquired intangible assets, net

Acquired intangible assets, net consisted of the following:

	December 31,
	2013	2014
Distribution networks	$2,329,849	$2,329,849
Trademarks	2,928,365	2,925,453

	$5,258,214	$5,255,302
Less: accumulated amortization	(3,777,851)	(4,076,635)

	$1,480,363	$1,178,667

The Group recorded amortization expenses of $330,220, $316,121 and $301,697 for the years ended December 31, 2012, 2013 and 2014, respectively. The amortization expenses of the above intangible assets will be approximately $301,669, $301,699, $221,584, $141,470 and $141,470 for 2015, 2016, 2017, 2018 and 2019, respectively.